STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 010 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in the Ashland Inc Savings Plan Master Trust:
Investments at fair value	$ 1,217,361	$ 1,167,462
Investment contracts at contract value	112,312	131,108
Receivables:
Participant contributions	21	47
Employer contributions	15	29
Notes receivable from participants	7,342	8,129
Total assets	1,337,051	1,306,775
Liabilities
Accrued expenses	162	162
Total liabilities	162	162
Net assets available for benefits	$ 1,336,889	$ 1,306,613